Note 6 - Disclosures to the interim condensed consolidated statements of income or loss - Number of, and movements in, share options (Details)	6 Months Ended
Jun. 30, 2022 Options USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Planned to be granted | $	2,283,740
Employee Stock Option Program or ESOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	0
Planned to be granted	506,379
Forfeited	0
Ending balance	506,379